UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-04254

Legg Mason Partners Income Trust
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY		10004
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 300 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-800-451-2010

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2007

ITEM 1.      SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET GLOBAL HIGH YIELD BOND
PORTFOLIO

WESTERN ASSET EMERGING MARKETS DEBT
PORTFOLIO

FORM N-Q

MAY 31, 2007

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited)

May 31, 2007

Face Amount†		Security	Value
CORPORATE BONDS & NOTES — 82.6%
Aerospace & Defense — 1.0%
285,000		Alliant Techsystems Inc., Senior Subordinated Notes, 6.750% due 4/1/16 (a)	$289,987
		DRS Technologies Inc., Senior Subordinated Notes:
175,000		6.875% due 11/1/13 (a)	177,188
140,000		7.625% due 2/1/18 (a)	145,775
6,632		Kac Acquisition Co., Subordinated Notes, 0.000% due 4/26/26 (b)(c)	0
		Total Aerospace & Defense	612,950
Airlines — 0.5%
		Continental Airlines Inc.:
305,000		Notes, 8.750% due 12/1/11 (a)	300,425
10,081		Pass-Through Certificates, Series 981-C, 6.541% due 9/15/09 (a)	10,075
		Total Airlines	310,500
Auto Components — 0.8%
470,000		Visteon Corp., Senior Notes, 8.250% due 8/1/10	479,400
Automobiles — 2.0%
284,000	EUR	Bombardier Inc., 7.250% due 11/15/16 (d)	415,958
90,000		Ford Motor Co., Debentures,, 8.900% due 1/15/32	80,325
700,000		General Motors Corp., Senior Debentures, 8.375% due 7/15/33	654,500
		Total Automobiles	1,150,783
Beverages — 0.3%
130,000	EUR	Belvedere, Senior Secured Bonds, 7.311% due 5/15/13 (d)(e)	179,473

Building Products — 2.0%
		Associated Materials Inc.:
635,000		Senior Discount Notes, step bond to yield 14.350% due 3/1/14 (a)	492,125
135,000		Senior Subordinated Notes, 9.750% due 4/15/12 (a)	142,088
195,000		Nortek Inc., Senior Subordinated Notes, 8.500% due 9/1/14	194,512
490,000		NTK Holdings Inc., Senior Discount Notes, step bond to yield 3.312% due 3/1/14	369,950
		Total Building Products	1,198,675
Capital Markets — 0.9%
		E*TRADE Financial Corp., Senior Notes:
115,000		7.375% due 9/15/13 (a)	120,319
85,000		7.875% due 12/1/15 (a)	92,012
230,000		Smurfit Kappa Funding PLC, Senior Subordinated Notes, 7.750% due 4/1/15	330,293
		Total Capital Markets	542,624
Chemicals — 0.9%
370,000		Georgia Gulf Corp., Senior Notes, 9.500% due 10/15/14 (d)	379,250
170,000		Montell Finance Co. BV, Debentures, 8.100% due 3/15/27 (d)	170,000
		Total Chemicals	549,250
Commercial Banks — 2.2%
230,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (a)(d)	231,725
250,000		HSBK Europe BV, 7.250% due 5/3/17 (d)	247,597
130,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (d)(e)	126,994
		Russian Agricultural Bank:
106,000		Bonds, 6.299% due 5/15/17 (d)	106,583
110,000		Notes, 7.175% due 5/16/13 (d)	116,738
		TuranAlem Finance BV:
280,000		8.250% due 1/22/37 (d)	279,216
105,000		Bonds, 8.250% due 1/22/37 (d)	104,213

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Commercial Banks — 2.2% (continued)
50,000	GBP	Medium-Term Notes, Series E, 7.125% due 12/21/09	$96,716
		Total Commercial Banks	1,309,782
Commercial Services & Supplies — 2.1%
615,000		Allied Security Escrow Corp., Senior Subordinated Notes, 11.375% due 7/15/11 (a)	627,300
405,000		DynCorp International LLC/DIV Capital Corporation, Senior Subordinated Notes, Series B, 9.500% due 2/15/13 (a)	436,388
110,000	EUR	FS Funding A.S., Senior Subordinated Notes, 8.875% due 5/15/16 (d)	161,850
325,000		Safety-Kleen Services Inc., Senior Subordinated Notes, 9.250% due 6/1/08 (b)(f)	325
		Total Commercial Services & Supplies	1,225,863
Consumer Finance — 0.8%
		Ford Motor Credit Co., Senior Notes:
139,000		10.605% due 6/15/11 (e)	152,200
100,000		8.105% due 1/13/12 (e)	100,583
200,000		8.000% due 12/15/16	198,848
		Total Consumer Finance	451,631
Containers & Packaging — 2.6%
565,000		Graham Packaging Co. Inc., Senior Subordinated Notes, 9.875% due 10/15/14	584,775
600,000		Graphic Packaging International Corp., Senior Subordinated Notes, 9.500% due 8/15/13	641,250
250,000		Plastipak Holdings Inc., Senior Notes, 8.500% due 12/15/15 (d)	267,500
275,000		Radnor Holdings Corp., Senior Notes, 11.000% due 3/15/10 (f)	2,406
		Total Containers & Packaging	1,495,931
Diversified Consumer Services — 0.7%
		Education Management LLC/Education Management Finance Corp.:
135,000		Senior Notes, 8.750% due 6/1/14 (a)	144,113
175,000		Senior Subordinated Notes, 10.250% due 6/1/16 (a)	191,625
		Service Corp. International:
50,000		Debentures, 7.875% due 2/1/13	52,404
30,000		Senior Notes, 7.625% due 10/1/18	31,950
		Total Diversified Consumer Services	420,092
Diversified Financial Services — 11.6%
400,000		AAC Group Holding Corp., Senior Discount Notes, step bond to yield 9.092% due 10/1/12 (a)	366,000
375,000		Basell AF SCA, Senior Secured Subordinated Second Priority Notes, 8.375% due 8/15/15 (d)	389,063
130,000	EUR	CEVA Group PLC, 8.500% due 12/1/14 (c)(d)	176,194
3,000,000		Dow Jones CDX HY, Pass-Through Certificates, Series 8-T3, 7.500% due 6/29/12 (a)(d)	2,967,900
220,000	EUR	Hellas II, Subordinated Notes, 9.968% due 1/15/15 (d)(e)	306,683
580,000		Idearc Inc., Senior Notes, 8.000% due 11/15/16 (d)	603,925
240,000		Milacron Escrow Corp., Senior Secured Notes, 11.500% due 5/15/11	246,000
80,000		PGS Solutions Inc., Senior Subordinated Notes, 9.625% due 2/15/15 (d)	82,010
400,000		Standard Aero Holdings Inc., 8.250% due 9/1/14	433,000
210,000		UCAR Finance Inc., Senior Notes, 10.250% due 2/15/12	222,600
100,000		UGS Corp., Senior Subordinated Notes, 10.000% due 6/1/12	109,438
20,000		Vanguard Health Holdings Co. I LLC, Senior Discount Notes, step bond to yield 10.644% due 10/1/15	17,050
625,000		Vanguard Health Holdings Co. II LLC, Senior Subordinated Notes, 9.000% due 10/1/14	657,812

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Diversified Financial Services — 11.6% (continued)
178,000	EUR	Zlomrex International Finance S.A., Secured Notes, 8.500% due 2/1/14 (c)(d)	$244,244
		Total Diversified Financial Services	6,821,919
Diversified Telecommunication Services — 6.5%
240,000		Axtel SAB de CV, Senior Notes, 7.625% due 2/1/17 (a)(d)	243,000
240,000		Hawaiian Telcom Communications Inc., Senior Subordinated Notes, Series B, 12.500% due 5/1/15	277,200
		Intelsat Bermuda Ltd., Senior Notes:
165,000		8.872% due 1/15/15 (e)	169,537
460,000		11.250% due 6/15/16	527,850
		Level 3 Financing Inc., Senior Notes:
340,000		9.250% due 11/1/14 (d)	356,575
90,000		9.150% due 2/15/15 (d)(e)	92,025
		NTL Cable PLC, Senior Notes:
45,000		8.750% due 4/15/14	47,813
280,000	GBP	9.750% due 4/15/14	593,796
250,000		9.125% due 8/15/16	273,125
		Qwest Communications International Inc., Senior Notes:
70,000		7.500% due 2/15/14	72,625
340,000		Series B, 7.500% due 2/15/14	352,750
518,283		Wind Acquisition Finance SA, 12.610% due 12/21/11	534,608
250,000		Windstream Corp., Senior Notes, 8.625% due 8/1/16	274,375
		Total Diversified Telecommunication Services	3,815,279
Electric Utilities — 0.3%
185,000		VeraSun Energy Corp., Senior Notes, 9.375% due 6/1/17 (d)	185,231
Electronic Equipment & Instruments — 0.7%
		NXP BV/NXP Funding LLC:
185,000		Senior Notes, 9.500% due 10/15/15 (d)	192,400
190,000		Senior Secured Bond, 7.875% due 10/15/14 (d)	196,650
		Total Electronic Equipment & Instruments	389,050
Energy Equipment & Services — 0.5%
280,000		Complete Production Services Inc., Senior Notes, 8.000% due 12/15/16 (a)(d)	292,600
Food & Staples Retailing — 0.4%
175,000		Delhaize America Inc., Debentures, 9.000% due 4/15/31 (a)	217,474
Food Products — 0.6%
340,000		Dole Food Co. Inc., Senior Notes, 7.250% due 6/15/10 (a)	338,300
Health Care Equipment & Supplies — 0.3%
185,000		Advanced Medical Optics Inc., Senior Subordinated Notes, 7.500% due 5/1/17 (a)(d)	183,381
Health Care Providers & Services — 2.2%
		HCA Inc.:
225,000		Notes, 6.375% due 1/15/15	199,125
		Senior Secured Notes:
245,000		9.250% due 11/15/16 (d)	269,194
190,000		9.625% due 11/15/16 (d)(g)	209,950
330,000		Tenet Healthcare Corp., Senior Notes, 9.875% due 7/1/14	339,900
255,000		Triad Hospitals Inc., Senior Subordinated Notes, 7.000% due 11/15/13	268,387
		Total Health Care Providers & Services	1,286,556
Hotels, Restaurants & Leisure — 2.5%
220,000		Denny’s Holdings Inc., Senior Notes, 10.000% due 10/1/12 (a)	235,400
295,000		El Pollo Loco Inc., Senior Notes, 11.750% due 11/15/13	325,975

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Hotels, Restaurants & Leisure — 2.5% (continued)
250,000		Inn of the Mountain Gods Resort & Casino, Senior Notes, 12.000% due 11/15/10	$271,875
		MGM MIRAGE Inc.:
250,000		Senior Notes, 7.625% due 1/15/17	248,125
105,000		Senior Subordinated Notes, 8.375% due 2/1/11	110,250
		Station Casinos Inc., Senior Subordinated Notes:
200,000		6.500% due 2/1/14	186,250
70,000		6.875% due 3/1/16	64,925
		Total Hotels, Restaurants & Leisure	1,442,800
Household Durables — 1.4%
500,000		Holt Group Inc., Senior Notes, 9.750% due 1/15/06 (b)(c)(f)(h)	0
280,000		K Hovnanian Enterprises Inc., Senior Notes, 8.625% due 1/15/17	292,600
195,000		Norcraft Cos. LP/Norcraft Finance Corp., Senior Subordinated Notes, 9.000% due 11/1/11	204,750
340,000		Norcraft Holdings LP/Norcraft Capital Corp., Senior Discount Notes, step bond to yield 9.395% due 9/1/12	318,750
		Total Household Durables	816,100
Household Products — 0.6%
		Nutro Products Inc.:
70,000		Senior Notes, 9.370% due 10/15/13 (d)(e)	73,850
220,000		Senior Subordinated Notes, 10.750% due 4/15/14 (d)	253,000
		Total Household Products	326,850
Independent Power Producers & Energy Traders — 2.5%
140,000		AES China Generating Co., Ltd., Class A, 8.250% due 6/26/10	139,963
370,000		Dynegy Holdings Inc., Senior Notes, 7.750% due 6/1/19 (a)(d)	368,150
500,000		Mirant North America LLC, Senior Notes, 7.375% due 12/31/13	531,250
		NRG Energy Inc., Senior Notes:
100,000		7.375% due 2/1/16	104,000
285,000		7.375% due 1/15/17	296,756
		Total Independent Power Producers & Energy Traders	1,440,119
IT Services — 0.7%
370,000		SunGard Data Systems Inc., Senior Subordinated Notes, 10.250% due 8/15/15	406,538
Leisure Equipment & Products — 0.3%
200,000		WMG Acquisition Corp., Senior Subordinated Notes, 7.375% due 4/15/14	195,250
Life Sciences Tools & Services — 0.8%
330,000	EUR	Millipore Corp., 5.875% due 6/30/16	461,690
Media — 5.3%
		Affinion Group Inc.:
225,000		Senior Notes, 10.125% due 10/15/13 (a)	247,500
320,000		Senior Subordinated Notes, 11.500% due 10/15/15 (a)	359,200
285,000		AMC Entertainment Inc., Senior Subordinated Notes, 11.000% due 2/1/16 (a)	326,681
385,000		CCH I Holdings LLC/CCH I Holdings Capital Corp., Senior Notes, 11.750% due 5/15/14 (a)	390,775
24,000		CCH I LLC/CCH Capital Corp., Senior Secured Notes, 11.000% due 10/1/15 (a)	26,220
252,000		CCH II LLC/CCH II Capital Corp., Senior Notes, 10.250% due 10/1/13 (a)	280,980
105,000		Charter Communications Holdings LLC, Senior Discount Notes, 12.125% due 1/15/12 (a)	109,725
105,000		Charter Communications Holdings LLC/Charter Communications Holdings Capital Corp., Senior Discount Notes, 11.750% due 5/15/11 (a)	109,200
340,000		CMP Susquehanna Corp., Senior Subordinated Notes, 9.875% due 5/15/14 (a)(d)	348,500

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Media — 5.3% (continued)
290,000		Dex Media West LLC/Dex Media Finance Co., Senior Subordinated Notes, Series B, 9.875% due 8/15/13 (a)	$316,463
70,000		ION Media Networks Inc., Senior Secured Notes, 11.606% due 1/15/13 (d)(e)	73,325
150,000		R.H. Donnelley Corp., Senior Discount Notes, Series A-2, 6.875% due 1/15/13	148,500
280,000	EUR	UPC Holding BV, Senior Notes, 7.750% due 1/15/14 (d)	395,974
		Total Media	3,133,043
Metals & Mining — 5.7%
235,000		Chaparral Steel Co., Senior Notes, 10.000% due 7/15/13 (a)	263,200
670,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	733,650
500,000		Metals USA Inc., Senior Secured Notes, 11.125% due 12/1/15	563,750
270,000	GBP	Pipe Holding PLC, Secured Notes, 7.750% due 11/1/11 (d)	554,549
500,000		Republic Technologies International LLC/RTI Capital Corp., Senior Secured Notes, 13.750% due 7/15/09 (b)(c)(f)	0
565,000		Tube City IMS Corp., Senior Subordinated Notes, 9.750% due 2/1/15 (d)	596,075
630,000		Vale Overseas Ltd., Notes, 6.875% due 11/21/36	646,875
		Total Metals & Mining	3,358,099
Multiline Retail — 0.9%
		Neiman Marcus Group Inc.:
190,000		Senior Notes, 9.000% due 10/15/15 (g)	209,475
275,000		Senior Subordinated Notes, 10.375% due 10/15/15	310,750
		Total Multiline Retail	520,225
Oil, Gas & Consumable Fuels — 7.7%
550,000		Belden & Blake Corp., Secured Notes, 8.750% due 7/15/12 (a)	569,250
94,000	EUR	Corral Finans AB, 5.455% due 4/15/10 (d)(g)	128,666
250,000		Costilla Energy Inc., Senior Subordinated Notes, 10.250% due 10/1/06 (b)(c)(f)	0
225,000		El Paso Corp., Notes, 7.875% due 6/15/12 (a)	241,099
450,000		EXCO Resources Inc., Senior Notes, 7.250% due 1/15/11 (a)	456,750
		Gazprom:
		Bonds:
4,690,000		Series A7, 6.790% due 10/29/09	182,628
1,180,000		Series A8, 7.000% due 10/27/11	45,995
110,000		Loan Participation Notes, 6.212% due 11/22/16 (d)	110,275
280,000		International Coal Group Inc., Senior Notes, 10.250% due 7/15/14	295,750
145,000		Northwest Pipeline Corp., Senior Notes, 7.000% due 6/15/16	155,150
75,000		OMI Corp., Senior Notes, 7.625% due 12/1/13	77,625
490,000		OPTI Canada Inc., Senior Secured Notes, 8.250% due 12/15/14 (d)	523,075
175,000		Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	185,719
310,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (d)	316,200
300,000		Pogo Producing Co., Senior Subordinated Notes, Series B, 8.250% due 4/15/11	307,875
500,000		SemGroup LP, Senior Notes, 8.750% due 11/15/15 (d)	525,625
25,000		SESI LLC, Senior Notes, 6.875% due 6/1/14	25,250
25,000		Stone Energy Corp., Senior Subordinated Notes, 6.750% due 12/15/14	23,750
225,000		Tennessee Gas Pipeline Co., 7.000% due 3/15/27	237,359
25,000		Whiting Petroleum Corp., Senior Subordinated Notes, 7.250% due 5/1/12	24,625
75,000		Williams Cos. Inc., Notes, 7.125% due 9/1/11	79,031
		Total Oil, Gas & Consumable Fuels	4,511,697
Paper & Forest Products — 3.7%
60,000		Abitibi-Consolidated Co. of Canada, 6.000% due 6/20/13 (a)	50,100
		Abitibi-Consolidated Inc.:
140,000		7.400% due 4/1/18 (a)	114,100

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Paper & Forest Products — 3.7% (continued)
200,000		Notes, 8.550% due 8/1/10 (a)	$192,000
		Appleton Papers Inc.:
190,000		Senior Notes, 8.125% due 6/15/11 (a)	198,788
155,000		Senior Subordinated Notes, Series B, 9.750% due 6/15/14 (a)	164,300
161,000	EUR	Lecta S.A., 6.686% due 2/15/14 (d)(e)	220,646
355,000		NewPage Corp., Senior Secured Notes, 11.606% due 5/1/12 (e)	396,269
820,000	EUR	Smurfit Capital Funding PLC, Debentures, 7.500% due 11/20/25	851,775
		Total Paper & Forest Products	2,187,978
Pharmaceuticals — 0.6%
345,000		Leiner Health Products Inc., Senior Subordinated Notes, 11.000% due 6/1/12	341,550
Real Estate Management & Development — 0.5%
320,000		Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Subordinated Notes, 9.500% due 10/1/15 (a)	304,000
Road & Rail — 1.3%
205,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 9.375% due 5/1/12	222,425
500,000		Hertz Corp., Senior Notes, 8.875% due 1/1/14	540,625
		Total Road & Rail	763,050
Semiconductors & Semiconductor Equipment — 0.5%
265,000		Freescale Semiconductor Inc., Senior Notes, 8.875% due 12/15/14 (d)	266,656
Software — 0.3%
183,830		UGS Capital Corp. II, Senior Notes, 10.348% due 6/1/11 (d)(g)	189,805
Specialty Retail — 0.5%
320,000		Blockbuster Inc., Senior Subordinated Notes, 9.000% due 9/1/12 (a)	318,800
370,000		Flooring America Inc., Senior Notes, Series B, 9.250% due 10/15/07 (b)(c)(f)	0
		Total Specialty Retail	318,800
Textiles, Apparel & Luxury Goods — 0.9%
475,000		Levi Strauss & Co., Senior Notes, 9.750% due 1/15/15	518,344
Tobacco — 0.9%
		Alliance One International Inc., Senior Notes:
430,000		8.500% due 5/15/12 (a)(d)	445,050
90,000		11.000% due 5/15/12 (a)	99,900
		Total Tobacco	544,950
Trading Companies & Distributors — 1.5%
260,000		Ashtead Capital Inc., Notes, 9.000% due 8/15/16 (a)(d)	282,750
100,000		H&E Equipment Services Inc., Senior Notes, 8.375% due 7/15/16	108,500
425,000		Penhall International Corp., Senior Secured Notes, 12.000% due 8/1/14 (d)	469,625
		Total Trading Companies & Distributors	860,875
Transportation Infrastructure — 1.1%
635,000		Saint Acquisition Corp., Secured Notes, 12.500% due 5/15/17 (d)	623,888
Wireless Telecommunication Services — 2.5%
350,000		iPCS Inc., Secured Notes, 7.480% due 5/1/13 (d)(e)	352,625
60,000		Rogers Wireless Communications Inc., Senior Secured Notes, 7.250% due 12/15/12	64,051
		Rural Cellular Corp.:
190,000		Senior Notes, 9.875% due 2/1/10	200,688
150,000		Senior Secured Notes, 8.250% due 3/15/12	158,625
120,000		Senior Subortinated Notes, 8.360% due 6/1/13 (d)(e)	120,900
450,000		True Move Co., Ltd., 10.750% due 12/16/13 (d)	482,625

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Wireless Telecommunication Services — 2.5% (continued)
104,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (d)	$111,966
		Total Wireless Telecommunication Services	1,491,480
		TOTAL CORPORATE BONDS & NOTES (Cost — $48,827,715)	48,480,531
ASSET-BACKED SECURITY — 0.0%
Diversified Financial Services — 0.0%
370,387		Airplanes Pass-Through Trust, Subordinated Notes, Series D, 10.875% due 3/15/19 (b)(c)(f) (Cost - $376,176)	0
CONVERTIBLE BOND & NOTE — 0.2%
Automobiles — 0.2%
90,000		Ford Motor Co., Senior Notes, 4.250% due 12/15/36 (Cost - $90,000)	102,937
LOAN PARTICIPATIONS — 1.1%
United States — 1.1%
13,923		Ashmore Energy International, Synthetic Revolving Department, 8.250% due 3/30/14 (a)	14,018
106,077		Ashmore Energy Term Loan, 8.350% due 3/30/14 (a)	106,807
500,000		Iasis Healthcare LLC, 10.606% due 6/15/14	505,000
		TOTAL LOAN PARTICIPATIONS (Cost — $612,204)	625,825
SOVEREIGN BONDS — 10.8%
Argentina — 1.8%
		Republic of Argentina:
150,000		7.000% due 4/17/17	134,470
500,400	ARS	Bonds, 2.000% due 1/3/10 (e)	350,025
578,000		Bonds, Series VII, 7.000% due 9/12/13	555,667
		Total Argentina	1,040,162
Brazil — 3.1%
		Brazil Nota do Tesouro Nacional:
152,000	BRL	Series B, 6.000% due 5/15/45	131,044
1,687,000	BRL	Series F, 10.000% due 7/1/10	866,940
621,000		Federative Republic of Brazil, 11.000% due 8/17/40 (a)	832,606
		Total Brazil	1,830,590
Colombia — 0.8%
418,000		Republic of Colombia, 7.375% due 9/18/37 (a)	467,742
Ecuador — 0.2%
130,000		Republic of Ecuador, 10.000% due 8/15/30 (d)	116,740
Turkey — 3.2%
		Republic of Turkey:
141,000	TRY	14.000% due 1/19/11	98,597
240,000		11.875% due 1/15/30	374,400
1,451,000		Notes, 6.875% due 3/17/36	1,405,656
		Total Turkey	1,878,653

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†	Security	Value
Venezuela — 1.7%
	Bolivarian Republic of Venezuela:
140,000	8.500% due 10/8/14	$149,275
811,000	5.750% due 2/26/16	727,872
139,000	Collective Action Securities, 9.375% due 1/13/34	162,109
	Total Venezuela	1,039,256
	TOTAL SOVEREIGN BONDS (Cost — $6,202,939)	6,373,143
U.S. GOVERNMENT & AGENCY OBLIGATION — 0.7%
U.S. Government Obligations — 0.7%
395,000	U.S. Treasury Notes, 4.750% due 5/31/12 (Cost - $393,040)	393,334

Shares
COMMON STOCKS — 0.0%
CONSUMER DISCRETIONARY — 0.0%
Household Durables — 0.0%
1,594,550	Home Interiors & Gifts Inc. (b)(c)*	15,945
2,998	Mattress Discounters Corp. (b)(c)*	0
	TOTAL CONSUMER DISCRETIONARY	15,945
CONSUMER STAPLES — 0.0%
Food Products — 0.0%
112	Imperial Sugar Co.	3,183
INDUSTRIALS — 0.0%
Commercial Services & Supplies — 0.0%
8,621	Continental AFA Dispensing Co. (b)(c)*	0
INFORMATION TECHNOLOGY — 0.0%
Computers & Peripherals — 0.0%
4,055	Axiohm Transaction Solutions Inc. (b)(c)*	0
	TOTAL COMMON STOCKS (Cost — $861,599)	19,128
ESCROWED SHARES — 0.0%
375,000	Breed Technologies Inc. (b)(c)(f)*	0
375,000	Pillowtex Corp. (b)(c)(f)*	0
264,806	Vlasic Foods International Inc. (b)(c)(f)*	0
	TOTAL ESCROWED SHARES (Cost — $0)	0
PREFERRED STOCKS — 0.1%
CONSUMER DISCRETIONARY — 0.1%
Media — 0.1%
6	ION Media Networks Inc. (g)*	52,500
FINANCIALS — 0.0%
Diversified Financial Services — 0.0%
439	TCR Holdings Corp, Class B Shares (b)(c)*	1
241	TCR Holdings Corp, Class C Shares (b)(c)*	0
636	TCR Holdings Corp, Class D Shares (b)(c)*	1
1,316	TCR Holdings Corp, Class E Shares (b)(c)*	1
	TOTAL FINANCIALS	3
	TOTAL PREFERRED STOCKS (Cost — $44,106)	52,503

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Shares	Security	Value
CONVERTIBLE PREFERRED STOCKS — 0.3%
ENERGY — 0.3%
Oil, Gas & Consumable Fuels — 0.3%
704	Chesapeake Energy Corp., Convertible, 6.250% (a) (Cost - $176,585)	$201,256

Warrants
WARRANTS — 0.0%
160	Brown Jordan International Inc., Expires 8/15/07(b)(d)*	1
819,182	ContiFinancial Corp., Liquidating Trust, Units of Interest (Represents interest in a trust in the liquidation of ContiFinancial Corp. and its affiliates) (b)(c)*	1
200	Leap Wireless International Inc., Expires 4/15/10(b)(c)(d)*	0
500	Mattress Discounters Co., Expires 7/15/07(b)(c)(d)*	0
2,521	Pillowtex Corp., Expires 11/24/09(b)(c)*	0
	TOTAL WARRANTS (Cost — $13,803)	2
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $57,598,167)	56,248,659

Face Amount†
SHORT-TERM INVESTMENTS — 4.1%
Credit Linked Note — 0.3%
200,000		UBS AG Jersey Branch, Medium-Term Notes, 9.448% due 7/12/07 (Cost - $206,169)	206,169
Sovereign Bonds — 1.4%
345,000	MYR	Bank Negara Malaysia Monetary Notes, zero coupon bond to yield 3.200% due 8/9/07	100,905
4,150,000	EGP	Egypt Treasury Bills, zero coupon bond to yield 9.202% due 10/30/07	702,305
		Total Sovereign Bonds (Cost — $798,358)	803,210
Repurchase Agreement — 2.4%
1,435,000		Nomura Securities International Inc. repurchase agreement dated 5/31/07, 5.200% due 6/1/07; Proceeds at maturity - $1,435,207; (Fully collateralized by U.S. government agency obligation, 9.375% due 10/15/20; Market value - $1,464,158) (Cost - $1,435,000)	1,435,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $2,439,527)	2,444,379
		TOTAL INVESTMENTS — 99.9% (Cost — $60,037,694#)	58,693,038
		Other Assets in Excess of Liabilities — 0.1%	32,499
		TOTAL NET ASSETS — 100.0%	$58,725,537

*	Non-income producing security.
†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	All or a portion of this security is segregated for open forward foreign currency contracts.
(b)	Illiquid security.
(c)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
(d)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(e)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(f)	Security is currently in default.
(g)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
(h)	Security has no maturity date. The date shown represents the next call date.

See Notes to Schedules of Investments.

Western Asset Global High Yield Bond Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

#

Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARS – Argentine Peso

BRL – Brazilian Real

EGP – Egyptian Pound

EUR – Euro

GBP – Great British Pound

MYR – Malaysian Ringgit

TRY – Turkish Lira

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
SOVEREIGN BONDS — 56.6%
Argentina — 4.1%
		Republic of Argentina:
202,000	EUR	9.000% due 6/20/03 (a)	$91,373
452,000	DEM	7.000% due 3/18/04 (a)	109,201
154,000	DEM	11.250% due 4/10/06 (a)	38,265
476,000	EUR	10.250% due 1/26/07 (a)	224,919
660,529	ARS	Bonds, 2.000% due 1/3/10 (b)	462,033
330,000		Bonds, Series VII, 7.000% due 9/12/13	317,249
		GDP Linked Securities:
40,000	EUR	0.000% due 12/15/35 (b)	8,163
527,522	ARS	1.000% due 12/15/35 (b)	22,983
5,000		1.330% due 12/15/35 (b)	792
		Total Argentina	1,274,978
Brazil — 11.5%
		Brazil Nota do Tesouro Nacional:
483,000	BRL	Series B, 6.000% due 5/15/45	416,410
2,279,000	BRL	Series F, 10.000% due 7/1/10	1,171,165
		Federative Republic of Brazil:
1,065,000		11.000% due 8/17/40	1,427,899
399,000		Collective Action Securities, 8.750% due 2/4/25	515,907
		Total Brazil	3,531,381
Colombia — 3.4%
942,000		Republic of Colombia, 7.375% due 9/18/37	1,054,098
Ecuador — 1.0%
337,000		Republic of Ecuador, 10.000% due 8/15/30 (c)	302,626
El Salvador — 0.5%
134,000		Republic of El Salvador, 7.750% due 1/24/23 (c)	156,445
Mexico — 10.0%
		United Mexican States, Medium-Term Notes:
1,536,000		5.625% due 1/15/17	1,539,456
1,375,000		Series A, 6.750% due 9/27/34	1,531,406
		Total Mexico	3,070,862
Panama — 3.1%
		Republic of Panama:
537,000		9.375% due 4/1/29	732,334
221,000		6.700% due 1/26/36	233,155
		Total Panama	965,489
Peru — 0.5%
		Republic of Peru:
80,000		8.750% due 11/21/33	106,800
45,000		Bonds, 6.550% due 3/14/37	46,980
		Total Peru	153,780
Russia — 7.6%
2,090,495		Russian Federation, 7.500% due 3/31/30 (c)	2,347,208
Turkey — 8.4%
		Republic of Turkey:
439,000	TRY	14.000% due 1/19/11	306,979
415,000		11.875% due 1/15/30	647,400

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Turkey — 8.4% (continued)
1,670,000		Notes, 6.875% due 3/17/36	$1,617,813
		Total Turkey	2,572,192
Uruguay — 0.9%
237,838		Republic of Uruguay, Benchmark Bonds, 7.875% due 1/15/33 (d)	277,557
Venezuela — 5.6%
		Bolivarian Republic of Venezuela:
56,000		8.500% due 10/8/14	59,710
1,233,000		5.750% due 2/26/16	1,106,617
478,000		Collective Action Securities, 9.375% due 1/13/34	557,468
		Total Venezuela	1,723,795
		TOTAL SOVEREIGN BONDS (Cost — $16,524,068)	17,430,411
CORPORATE BONDS & NOTES — 32.6%
Brazil — 5.2%
150,000		Globo Communicacoes Participacao SA, Bonds, 7.250% due 4/26/22 (c)	149,046
		Vale Overseas Ltd., Notes:
127,000		8.250% due 1/17/34	152,367
1,251,000		6.875% due 11/21/36	1,284,509
		Total Brazil	1,585,922
Chile — 1.1%
		Enersis SA, Notes:
277,000		7.375% due 1/15/14	296,156
28,000		7.400% due 12/1/16	30,368
		Total Chile	326,524
India — 0.3%
100,000		ICICI Bank Ltd., Subordinated Bonds, 6.375% due 4/30/22 (b)(c)	97,787
Kazakhstan — 1.8%
200,000		ATF Capital BV, Senior Notes, 9.250% due 2/21/14 (c)	201,500
150,000		HSBK Europe BV, 7.250% due 5/3/17 (c)	148,558
200,000		TuranAlem Finance BV, Bonds, 8.250% due 1/22/37 (c)	198,500
		Total Kazakhstan	548,558
Mexico — 9.1%
		Axtel SAB de CV:
10,000		11.000% due 12/15/13	11,200
590,000		7.625% due 2/1/17 (c)	597,375
110,000		Senior Notes, 7.625% due 2/1/17 (c)	111,375
50,000		Banco Mercantil del Norte SA, Subordinated Bonds, 6.135% due 10/13/16 (b)(c)	50,446
10,000		Grupo Transportacion Ferroviaria Mexicana SA de CV, Senior Notes, 12.500% due 6/15/12	10,700
1,905,000		Pemex Project Funding Master Trust, Bonds, 6.625% due 6/15/35	2,021,681
		Total Mexico	2,802,777
Panama — 0.4%
120,000		AES El Salvador Trust, Senior Notes, 6.750% due 2/1/16 (c)	119,488
Russia — 9.7%
		Gazprom:
		Bonds:
21,310,000	RUB	Series A7, 6.790% due 10/29/09	829,811
4,160,000	RUB	Series A8, 7.000% due 10/27/11	162,151
150,000		Loan Participation Notes, 6.212% due 11/22/16 (c)	150,375

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Russia — 9.7% (continued)
4,680,000	RUB	Gazprom OAO, Series A6, 6.950% due 8/6/09	$183,203
		Russian Agricultural Bank:
458,000		Bonds, 6.299% due 5/15/17 (c)	460,519
430,000		Notes, 7.175% due 5/16/13 (c)	456,337
		TNK-BP Finance SA:
300,000		7.500% due 7/18/16 (c)	315,450
330,000		6.625% due 3/20/17 (c)	325,215
100,000		UBS Luxembourg SA for OJSC Vimpel Communications, Loan Participation Notes, 8.250% due 5/23/16 (c)	107,660
		Total Russia	2,990,721
Thailand — 1.0%
300,000		True Move Co., Ltd., 10.750% due 12/16/13 (c)	321,750
United States — 1.1%
300,000		Freeport-McMoRan Copper & Gold Inc., Senior Notes, 8.375% due 4/1/17	328,500
7,657		HSBC Bank USA, Notes, 7.000% due 11/1/11 (b)(c)	7,688
		Total United States	336,188
Venezuela — 2.9%
870,000		Petrozuata Finance Inc., 8.220% due 4/1/17 (c)	891,750
		TOTAL CORPORATE BONDS & NOTES (Cost — $9,828,655)	10,021,465
LOAN PARTICIPATIONS — 0.3%
United States — 0.3%
11,602		Ashmore Energy International, Synthetic Revolving Department, 8.250% due 3/30/14 (b)	11,682
88,398		Ashmore Energy Term Loan, 8.350% due 3/30/14 (b)	89,006
		TOTAL LOAN PARTICIPATIONS (Cost — $99,754)	100,688

Warrants
WARRANT — 0.3%
2,590	Bolivarian Republic of Venezuela, Oil-linked payment obligations, Expires 4/15/20 (Cost - $0)	97,125
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $26,452,477)	27,649,689

Face Amount†
SHORT-TERM INVESTMENTS — 10.8%
Credit Linked Note — 0.7%
200,000		UBS AG Jersey Branch, Medium-Term Notes, 9.448% due 7/12/07 (Cost - $206,170)	206,170
Sovereign Bonds — 6.7%
		Bank Negara Malaysia Monetary Notes:
1,070,000	MYR	Zero coupon bond to yield 3.200% due 8/9/07	312,952
1,398,000	MYR	Zero coupon bond to yield 3.350% due 8/9/07	408,776
		Egypt Treasury Bills:
550,000	EGP	Series 364, zero coupon bond to yield 9.356% due 11/20/07	92,565
4,200,000	EGP	Zero coupon bond to yield 9.261% due 10/30/07	710,768
350,000	EGP	Zero coupon bond to yield 9.220% due 11/6/07	59,142
1,850,000	EGP	Zero coupon bond to yield 8.800% due 3/25/08	303,115

See Notes to Schedules of Investments.

Western Asset Emerging Markets Debt Portfolio

Schedules of Investments  (unaudited) (continued)

May 31, 2007

Face Amount†		Security	Value
Sovereign Bonds — 6.7% (continued)
1,000,000	EGP	Zero coupon bond to yield 8.800% due 4/1/08	$163,690
		Total Sovereign Bonds (Cost — $2,041,987)	2,051,008
Repurchase Agreement — 3.4%
1,058,000		Nomura Securities International Inc. repurchase agreement dated 5/31/07, 5.200% due 6/1/07; Proceeds at maturity - $1,058,153; (Fully collateralized by U.S. government agency obligation, 0.000% due 10/15/20; Market value - $1,079,612) (Cost - $1,058,000)	1,058,000
		TOTAL SHORT-TERM INVESTMENTS (Cost — $3,306,157)	3,315,178
		TOTAL INVESTMENTS — 100.6% (Cost — $29,758,634#)	30,964,867
		Liabilities in Excess of Other Assets — (0.6)%	(189,756)
		TOTAL NET ASSETS — 100.0%	$30,775,111

†	Face amount denominated in U.S. dollars, unless otherwise noted.
(a)	Security is currently in default.
(b)	Variable rate security. Interest rate disclosed is that which is in effect at May 31, 2007.
(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(d)	Payment-in-kind security for which part of the income earned may be paid as additional principal.
#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
ARS - Argentine Peso
BRL - Brazilian Dollar
DEM - German Mark
EGP - Egyptian Pound
EUR - Euro
GDP - Gross Domestic Product
MYR - Malaysian Ringgit
RUB - Russian Ruble
TRY - Turkish Lira

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Global High Yield Bond Portfolio (“Global High Yield Bond Portfolio”) a diversified fund and Western Asset Emerging Markets Debt Portfolio (“Emerging Markets Debt Portfolio”), a non-diversified fund, (collectively, the “Funds”) are separate series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

Prior to close of business, April 16, 2007, the Funds were separate investment funds of Western Asset Funds II, a Maryland corporation, registered under the 1940 Act, as an open-end management investment company.

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Publicly traded foreign government debt securities are typically traded internationally in the over-the-counter market, and are valued at the mean between the bid and asked prices as of the close of business of that market. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.

(c) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(d) Forward Foreign Currency Contracts. The Funds may enter into forward foreign currency contracts to hedge against foreign currency exchange rate risk on their non-U.S. dollar denominated securities or to facilitate settlement of foreign currency denominated portfolio transactions. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The contract is marked-to-market daily and the change in value is recorded by the Funds as an unrealized gain or loss. When a forward foreign currency contract is extinguished, through either delivery or offset by entering into another forward foreign currency contract, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished.

The Funds bear the risk of an unfavorable change in the foreign exchange rate underlying the forward foreign currency contract. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

(e) Loan Participations. The Funds may invest in loans arranged through private negotiation between one or more financial institutions. The Funds’ investment in any such loan may be in the form of a participation in or an assignment of the loan. In connection with purchasing participations, the Funds generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower and the Funds may not benefit directly from any collateral supporting the loan in which it has purchased the participation.

The Funds assume the credit risk of the borrower, the lender that is selling the participation and any other persons interpositioned between the Funds and the borrower. In the event of the insolvency of the lender selling the participation, the Funds may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower.

(f) Credit and Market Risk. The Funds invest in high yield and emerging market instruments that are subject to certain credit and market risks. The yields of high yield and emerging market debt obligations reflect, among other things, perceived credit and market risks. The Funds’ investment in securities rated below investment grade typically involve risks not associated with higher rated securities including, among others, greater risk related to timely and ultimate payment of interest and principal, greater market price volatility and less liquid secondary market trading. The consequences of political, social, economic or diplomatic changes may have disruptive effects on the market prices of investments held by the Funds. The Funds’ investment in non-dollar denominated securities may also result in foreign currency losses caused by devaluations and exchange rate fluctuations.

(g) Other Risks. Consistent with their objective to seek high current income, the Funds may invest in instruments whose values and interest rates are linked to foreign currencies, interest rates, indices or some other financial indicator. The value at maturity or interest rates for these instruments will increase or decrease according to the change in the indicator to which it is indexed. These securities are generally more volatile in nature and the risk of loss of principal is greater.

(h) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At May 31, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized Appreciation	Gross Unrealized Appreciation	Net Unrealized Appreciation/ Depreciation
Western Asset Global High Yield Bond Portfolio	$2,055,847	$(3,400,503)	$(1,344,656)
Western Asset Emerging Markets Debt Portfolio	1,293,461	(87,228)	1,206,233

At May 31, 2007, Global High Yield Bond Portfolio and Emerging Markets Debt Portfolio held loan participations with total costs of $612,204 and $99,754, respectively and total market values of $625,825 and $100,688, respectively.

At May 31, 2007, Global High Yield Bond Portfolio had open forward foreign currency contracts as described below:

Foreign Currency	Local Currency	Market Value	Settlement Date	Unrealized Gain
Contracts to Sell:
Euro	2,305,801	$3,109,381	8/8/07	$28,700
Euro	182,204	245,703	8/8/07	3,297
Pound Sterling	643,815	1,273,707	8/8/07	11,349
Net Unrealized Gain on Open Forward Foreign Currency Contracts				$43,346

ITEM 2.                             CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                             EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date: July 27, 2007

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer

Date: July 27, 2007